Employee Compensation - Summary of Fair Values of Plan Assets Held (Detail) - CAD ($) $ in Millions	Oct. 31, 2020	Oct. 31, 2019
Disclosure of fair value of plan assets [line items]
Derivative instruments	$ (15)	$ 8
Fair value of plan assets	8,769	8,502
Valued using quoted market prices [member]
Disclosure of fair value of plan assets [line items]
Derivative instruments	1
Fair value of plan assets	3,515	3,505
Unquoted [member]
Disclosure of fair value of plan assets [line items]
Derivative instruments	(16)	8
Fair value of plan assets	5,254	4,997
Cash and money market funds.
Disclosure of fair value of plan assets [line items]
Cash and money market funds	208	162
Cash and money market funds. | Valued using quoted market prices [member]
Disclosure of fair value of plan assets [line items]
Cash and money market funds	208	156
Cash and money market funds. | Unquoted [member]
Disclosure of fair value of plan assets [line items]
Cash and money market funds		6
Canadian federal government [member]
Disclosure of fair value of plan assets [line items]
Debt securities	71	58
Canadian federal government [member] | Valued using quoted market prices [member]
Disclosure of fair value of plan assets [line items]
Debt securities	17	1
Canadian federal government [member] | Unquoted [member]
Disclosure of fair value of plan assets [line items]
Debt securities	54	57
Canadian Provincial And Municipal Governments [member]
Disclosure of fair value of plan assets [line items]
Debt securities	712	702
Canadian Provincial And Municipal Governments [member] | Valued using quoted market prices [member]
Disclosure of fair value of plan assets [line items]
Debt securities	308	334
Canadian Provincial And Municipal Governments [member] | Unquoted [member]
Disclosure of fair value of plan assets [line items]
Debt securities	404	368
US federal Government [member]
Disclosure of fair value of plan assets [line items]
Debt securities	400	345
US federal Government [member] | Valued using quoted market prices [member]
Disclosure of fair value of plan assets [line items]
Debt securities	393	345
US federal Government [member] | Unquoted [member]
Disclosure of fair value of plan assets [line items]
Debt securities	7
Pooled asset funds [member]
Disclosure of fair value of plan assets [line items]
Pooled funds	4,773	4,654
Pooled asset funds [member] | Valued using quoted market prices [member]
Disclosure of fair value of plan assets [line items]
Pooled funds	1,331	1,450
Pooled asset funds [member] | Unquoted [member]
Disclosure of fair value of plan assets [line items]
Pooled funds	3,442	3,204
Corporate debt [member]
Disclosure of fair value of plan assets [line items]
Debt securities	1,365	1,354
Corporate debt [member] | Valued using quoted market prices [member]
Disclosure of fair value of plan assets [line items]
Debt securities	2
Corporate debt [member] | Unquoted [member]
Disclosure of fair value of plan assets [line items]
Debt securities	1,363	1,354
Corporate equity [member]
Disclosure of fair value of plan assets [line items]
Equity securities	1,255	1,219
Corporate equity [member] | Valued using quoted market prices [member]
Disclosure of fair value of plan assets [line items]
Equity securities	$ 1,255	$ 1,219